Immaterial Error Corrections - Schedule of Effects of Restatements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Land	$ 3,505	$ 3,803
Water assets	25,016	31,183
Liabilities of discontinued operations held for sale		2,841
Notes Payable, net of current portion	1,238	5,766
Previously Reported [Member]
Land		2,851
Water assets		32,135
Liabilities of discontinued operations held for sale		3,639
Notes Payable, net of current portion		4,758
Adjustment [Member]
Land	$ 952	952
Water assets		(952)
Liabilities of discontinued operations held for sale		(798)
Notes Payable, net of current portion		$ 798